Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets for federal and state income taxes at December 31, 2016 and 2015 are shown below. A valuation allowance has been established as realization of such deferred tax assets is uncertain.

	2016	2015
Deferred tax assets:
Accrued compensation	46,000	138,000
Non-qualified Stock Options	173,000	349,000
Other, net	34,000	106,000

Total deferred tax assets	253,000	593,000
Valuation allowance	(253,000)	(593,000)

	$—	$—

Summary of Reconciliation of Income Tax Expense

A reconciliation of income tax expense as compared to the tax expense calculated by applying the statutory federal and state tax rate to income before taxes for the years ended December 31 is as follows:

	2016	2015	2014
Income tax at statutory rates	39.8%	39.8%	40.0%
Warrant liability remeasurement	0.0%	0.0%	(3.0%)
NOL not recorded due to 382 limitations	(36.7%)	(39.3%)	(34.0%)
Other	(3.1%)	(0.5%)	(3.0%)

Total tax expense	0.0%	0.0%	0.0%